Vanguard Mid-Cap Growth Fund

Schedule of Investments (unaudited)
As of July 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (95.5%)1
Communication Services (5.0%)
*	Twitter Inc.	1,805,523	76,392
*	Live Nation Entertainment Inc.	1,046,917	75,441
*	Take-Two Interactive Software Inc.	323,279	39,608
*	IAC/InterActiveCorp	157,050	37,543
*	Electronic Arts Inc.	117,131	10,834
			239,818
Consumer Discretionary (16.6%)
*	Burlington Stores Inc.	416,517	75,285
*	O'Reilly Automotive Inc.	194,443	74,036
	Dollar General Corp.	421,385	56,474
	Aon plc	286,274	54,177
*	Ulta Beauty Inc.	145,771	50,911
	Vail Resorts Inc.	192,240	47,391
	Domino's Pizza Inc.	172,694	42,229
*	Eldorado Resorts Inc.	881,341	39,766
	Hasbro Inc.	286,250	34,682
*	Grand Canyon Education Inc.	315,250	34,290
*	Bright Horizons Family Solutions Inc.	225,409	34,278
*	Under Armour Inc. Class C	1,662,110	33,807
	Yum! Brands Inc.	280,676	31,582
	Hilton Worldwide Holdings Inc.	318,000	30,703
	Ross Stores Inc.	237,301	25,161
	Tractor Supply Co.	197,220	21,459
*	Under Armour Inc. Class A	808,153	18,644
*	Capri Holdings Ltd.	518,037	18,437
	Ferrari NV	112,950	18,194
	Aramark	410,881	14,870
	Expedia Group Inc.	104,748	13,904
*	Carvana Co. Class A	166,271	10,568
*	Floor & Decor Holdings Inc. Class A	268,730	10,521
	Advance Auto Parts Inc.	69,839	10,521
*	Wayfair Inc.	24,443	3,206
			805,096
Consumer Staples (1.0%)
*	Post Holdings Inc.	223,730	23,988
	Tyson Foods Inc. Class A	280,990	22,339
			46,327
Energy (1.3%)
	Concho Resources Inc.	299,703	29,275
	Noble Energy Inc.	812,024	17,930
	Diamondback Energy Inc.	166,141	17,184
			64,389
Financials (4.7%)
	Kemper Corp.	541,840	47,693
	KKR & Co. Inc. Class A	1,119,377	29,943
	Progressive Corp.	312,830	25,333
	Nasdaq Inc.	257,844	24,848

Moody's Corp.	105,344	22,580
LPL Financial Holdings Inc.	236,938	19,872
* LendingTree Inc.	52,570	16,956
Evercore Inc. Class A	156,555	13,522
Webster Financial Corp.	226,357	11,544
* Texas Capital Bancshares Inc.	180,026	11,329
First Republic Bank	56,141	5,578
		229,198
Health Care (14.4%)
Cooper Cos. Inc.	226,310	76,357
* Exact Sciences Corp.	617,405	71,069
* IQVIA Holdings Inc.	280,190	44,598
* Sage Therapeutics Inc.	261,770	41,972
* WellCare Health Plans Inc.	140,040	40,226
* Bluebird Bio Inc.	298,340	39,151
* GW Pharmaceuticals plc ADR	209,200	33,953
Teleflex Inc.	98,298	33,396
* DexCom Inc.	200,400	31,437
* Align Technology Inc.	125,303	26,198
* Seattle Genetics Inc.	334,223	25,304
STERIS plc	167,740	24,970
* Intuitive Surgical Inc.	44,367	23,049
* Incyte Corp.	232,847	19,773
* IDEXX Laboratories Inc.	66,497	18,755
* Amicus Therapeutics Inc.	1,474,790	18,287
* Edwards Lifesciences Corp.	84,105	17,902
* Exelixis Inc.	791,812	16,842
* Insulet Corp.	120,847	14,857
* BioMarin Pharmaceutical Inc.	180,101	14,286
* QIAGEN NV	343,978	12,975
* Elanco Animal Health Inc.	377,262	12,435
* ABIOMED Inc.	41,038	11,432
* Penumbra Inc.	51,296	8,597
* Merit Medical Systems Inc.	159,325	6,287
* Centene Corp.	115,612	6,022
* Illumina Inc.	19,345	5,792
		695,922
Industrials (14.5%)
* IHS Markit Ltd.	1,211,459	78,042
Roper Technologies Inc.	147,366	53,590
Hexcel Corp.	603,424	49,336
Waste Connections Inc.	507,960	46,082
Cintas Corp.	176,095	45,862
HEICO Corp. Class A	411,160	43,332
Rockwell Automation Inc.	266,219	42,803
* Clean Harbors Inc.	528,710	41,139
Ingersoll-Rand plc	309,780	38,307
* Teledyne Technologies Inc.	125,700	36,614
L3Harris Technologies Inc.	164,057	34,058
AMETEK Inc.	289,590	25,950
Verisk Analytics Inc. Class A	167,710	25,445
BWX Technologies Inc.	442,936	23,879
Knight-Swift Transportation Holdings Inc.	653,893	23,436
* JetBlue Airways Corp.	1,022,919	19,671
Woodward Inc.	158,610	17,771
IDEX Corp.	98,090	16,501

* Beacon Roofing Supply Inc.	374,169	13,556
* Stericycle Inc.	228,931	10,522
* Kirby Corp.	119,173	9,338
TransUnion	98,315	8,139
		703,373
Information Technology (33.3%)
Global Payments Inc.	737,089	123,772
* ServiceNow Inc.	319,557	88,642
* Euronet Worldwide Inc.	548,661	85,542
Marvell Technology Group Ltd.	2,809,210	73,770
* WEX Inc.	299,056	65,215
* Twilio Inc. Class A	455,870	63,416
Lam Research Corp.	299,573	62,494
* RingCentral Inc. Class A	427,250	60,661
* Black Knight Inc.	954,938	60,467
Microchip Technology Inc.	599,653	56,619
* Fair Isaac Corp.	149,210	51,838
* DocuSign Inc. Class A	837,440	43,312
Amphenol Corp. Class A	462,645	43,174
* Zendesk Inc.	483,556	40,406
* Wix.com Ltd.	267,480	39,726
KBR Inc.	1,464,842	38,642
Monolithic Power Systems Inc.	259,704	38,478
* Proofpoint Inc.	293,660	37,060
* Okta Inc.	279,400	36,554
SS&C Technologies Holdings Inc.	740,756	35,519
* Worldpay Inc. Class A	263,143	35,458
* Dropbox Inc. Class A	1,466,072	34,541
* Workday Inc. Class A	168,075	33,612
* GoDaddy Inc. Class A	434,159	31,859
* Advanced Micro Devices Inc.	935,242	28,478
* Autodesk Inc.	179,847	28,087
* Trimble Inc.	642,660	27,159
Total System Services Inc.	198,380	26,924
* InterXion Holding NV	323,066	24,327
* Square Inc.	285,780	22,979
Leidos Holdings Inc.	261,279	21,451
* Cree Inc.	341,550	21,238
* Splunk Inc.	143,918	19,473
* Guidewire Software Inc.	171,323	17,489
* Gartner Inc.	119,139	16,600
Xilinx Inc.	117,915	13,467
* Palo Alto Networks Inc.	56,666	12,837
Universal Display Corp.	51,365	10,842
DXC Technology Co.	193,373	10,784
CDW Corp.	74,009	8,745
KLA Corp.	59,579	8,122
* Flex Ltd.	671,475	7,487
Genpact Ltd.	129,754	5,149
* Nutanix Inc.	128,695	2,921
		1,615,336
Materials (3.7%)
Ball Corp.	655,409	46,849
FMC Corp.	476,515	41,180
Sherwin-Williams Co.	67,620	34,692
Vulcan Materials Co.	213,707	29,566

* Allegheny Technologies Inc.	669,056	14,565
* Berry Global Group Inc.	254,310	11,457
		178,309
Real Estate (1.0%)
* SBA Communications Corp. Class A	198,807	48,789
Total Common Stocks (Cost $3,666,768)		4,626,557

		Coupon
Temporary Cash Investments (5.2%)1
Money Market Fund (5.0%)
2	Vanguard Market Liquidity Fund	2.386%		2,433,016	243,326

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
	United States Treasury Bill	2.385%	8/1/19	2,100	2,100
3	United States Treasury Bill	2.349%	8/15/19	3,500	3,497
3	United States Treasury Bill	1.997%–2.082%	12/26/19	2,600	2,578
					8,175
Total Temporary Cash Investments (Cost $251,460)					251,501
Total Investments (100.7%) (Cost $3,918,228)					4,878,058
Other Assets and Liabilities-Net (-0.7%)3					(34,752)
Net Assets (100%)					4,843,306

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.9% and 2.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $4,241,000 and cash of $710,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2019	779	116,161	2,630

Mid-Cap Growth Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July
31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,626,557	—	—
Temporary Cash Investments	243,326	8,175	—
Futures Contracts—Liabilities[1]	(1,169)	—	—
Total	4,868,714	8,175	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Growth Fund

D. Transactions during the period in investments where the issuer is another member of
The Vanguard Group were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds					July 31,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	158,747	NA1	NA1	—	2	3,331	—	243,326
Vanguard Mid-Cap
Growth ETF	12,898	—	12,158	3,412	(4,152)	—	—	—
Total	171,645			3,412	(4,150)	3,331	—	243,326
1 Not applicable—purchases and sales are for temporary cash investment purposes.